7. Equity	6 Months Ended
Jun. 30, 2019
Equity
Equity	7. Equity As of June 30, 2019, the share capital of €624 (December 31, 2018: €624) is divided into 62,440,213 (December 31, 2018: 62,430,106) common shares with a par value of €0.01 per share.